Provisions	9 Months Ended
Sep. 30, 2023
Disclosure of other provisions [abstract]
Disclosure of other provisions, contingent liabilities and contingent assets [text block]	Provisions and contingent liabilities
a.Provisions
The Group's legal entities, in the normal course of their activities, are parties to tax, social security, labor and civil lawsuits. The respective provisions were made taking into account the laws in force, the opinion of legal advisors, the nature and complexity of the cases, case law, past loss experience and other relevant criteria that allow the most adequate estimate.
i.Labor lawsuits
These are lawsuits filed seeking to obtain indemnities of a labor nature. Amounts provisioned are related to processes in which alleged labor rights are discussed, such as overtime and salary equalization. On an individual basis, amounts provided for labor lawsuits are not significant.
ii.Civil lawsuits
The majority of lawsuits refer to indemnities for material and moral damages related to the Group’s products, such as payroll deductible loans, in addition to declaratory and remedial actions, compliance with the limit of a 30% deduction from a borrower's salary, presentation of documents and adjustment actions.
Changes in provisions

	Labor	Civil	Total
Balance at December 31, 2022	3,788	24,330	28,118
Constitution/increase in provision	676	15,965	27,104
Payments	(239)	(13,501)	(20,182)
Balance at September 30, 2023	4,225	30,068	35,040

Balance at December 31, 2021	3,312	18,370	21,682
Constitution/increase in provision	1,071	19,147	20,218
Payments	(560)	(14,782)	(15,342)
Balance at September 30, 2022	3,823	22,735	26,558
b.Contingent tax liabilities classified as possible losses
The main proceedings with this classification are:
i.Income tax and social contribution on net income – IRPJ and CSLL
On August 30, 2013, a tax assessment notice was issued (referring to some expenses considered as non-deductible) requiring the payment of amounts of income tax and social contribution related to the calendar years 2008 to 2009. As of September 30, 2023, these amounted to R$35,619 (R$29,963 on December 31, 2022).
ii.COFINS
The Company is discussing its COFINS obligations from 1999 to 2008 in court, due to the Federal Revenue Service's understanding that financial revenues should be included in the calculation basis of this contribution. Inter has a Federal Supreme Court decision, dated December 19, 2005, granting the right to collect COFINS based only on the revenue from services rendered, instead of the total revenue that would include financial revenues.
In 2005, Inter obtained a favorable final and unappealable decision from the Federal Supreme Court, granting it the right to pay COFINS based only on the revenue from services rendered, instead of the total revenue that would include financial revenues.
During the period from 1999 to 2006, Inter made judicial deposits and/or made the payment of the obligation. In 2006, through a favorable decision by the Supreme Federal Court and the express consent of the Federal Revenue Service, Inter's judicial deposit was released. Additionally, the authorization to use the credits, for amounts previously overpaid, against current obligations, was homologated without challenge by the Federal Revenue Service on May 11, 2006. Subsequently, the Federal Revenue Service challenged the procedures adopted by Inter, applying the understanding that financial revenues should be included in the COFINS calculation basis.
After the enactment of Law 12.973/14, Inter modified its procedures to include financial revenues in the COFINS calculation basis and, therefore, all the taxable events involved in Inter’s discussions are prior to this law.
Currently, the application of the res judicial (final and unappealable ruling) is being discussed in a lawsuit that ensured Inter the right not to pay COFINS on financial revenues.

Process type	09/30/2023	12/31/2022
Action for the annulment of a tax debt	35,685	29,626
Tax assessment notice	23,692	17,896
Clearing Statement	1,243	3,496
Collection Letter	—	1,254
Total	60,620	52,272
c.Others
There were other provisions amounting to R$ 29,331 as of September 30, 2023.